Interest-bearing loans and borrowings - Undrawn borrowing facilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Undrawn credit line facilities	$ 392.3	$ 308.6
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Undrawn credit line facilities	$ 103.0